DECONSOLIDATION - Effects of Deconsolidation (Details) - USD ($)	2 Months Ended	8 Months Ended	12 Months Ended
	Mar. 05, 2025	Aug. 25, 2025	Dec. 31, 2025	Dec. 31, 2024
DECONSOLIDATION
Gain on deconsolidation of the VIE			$ 174,792	$ 14,404
Disposed by sale
DECONSOLIDATION
Assets be deconsolidated			(1,266)
Liabilities be deconsolidated			176,058
Additional paid-in capital be deconsolidated			2,572,437
Statutory reserve to be deconsolidated			327,140
Retained deficit be deconsolidated			(2,859,572)
Accumulated foreign currency translation be deconsolidated			(40,005)
Gain on deconsolidation of the VIE			$ 174,792
Disposed by sale | Mingda Tianjin
DECONSOLIDATION
Assets be deconsolidated	$ (360)
Liabilities be deconsolidated	161,755
Additional paid-in capital be deconsolidated	2,572,437
Statutory reserve to be deconsolidated	327,140
Retained deficit be deconsolidated	(2,859,169)
Accumulated foreign currency translation be deconsolidated	(40,408)
Gain on deconsolidation of the VIE	$ 161,395
Disposed by sale | Mingda Beijing
DECONSOLIDATION
Assets be deconsolidated		$ (906)
Liabilities be deconsolidated		14,303
Retained deficit be deconsolidated		(403)
Accumulated foreign currency translation be deconsolidated		403
Gain on deconsolidation of the VIE		$ 13,397